Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	15,722
Balance at Dec. 31, 2016	$ 218,034	$ 7,306	$ 21,413	$ (4,298)	$ (235,127)	$ 7,328
Statement Line Items [Line Items]
Common shares issued (in shares)	7,473
Common shares issued	$ 8,204					8,204
Stock-based compensation (note 7)		510				510
Net loss for the period					(5,733)	(5,733)
Common shares issued on redemption of restricted share units (note 7) (in shares)	150
Common shares issued on redemption of restricted share units (note 7)	$ 171	(171)
Expiry of vested stock options		(1,287)	1,287
Balance (in shares) at Jun. 30, 2017	23,345
Balance at Jun. 30, 2017	$ 226,409	6,358	22,700	(4,298)	(240,860)	10,309
Balance (in shares) at Dec. 31, 2017	27,502
Balance at Dec. 31, 2017	$ 231,923	6,456	22,909	(4,298)	(246,788)	10,202
Statement Line Items [Line Items]
Common shares issued (in shares)	1,430
Common shares issued	$ 5,246					5,246
Common shares issued pursuant to share purchase agreement (note 6(a)(ii)) (in shares)	5,232
Common shares issued pursuant to share purchase agreement (note 6(a)(ii))	$ 14,995					14,995
Common shares issued pursuant to 2018 share purchase agreement (note 6(a)(iii)) (in shares)	170
Common shares issued pursuant to 2018 share purchase agreement (note 6(a)(iii))	$ 600					600
Common shares issued upon exercise of stock options (note 7) (in shares)	77
Common shares issued upon exercise of stock options (note 7)	$ 317	(134)				183
Stock-based compensation (note 7)		2,743				2,743
Net loss for the period					(17,082)	(17,082)
Balance (in shares) at Jun. 30, 2018	34,411
Balance at Jun. 30, 2018	$ 253,081	$ 9,065	$ 22,909	$ (4,298)	$ (263,870)	$ 16,887